Document And Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document Information Line Items
Entity Central Index Key	0001876766
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41493
Entity Registrant Name	Lichen International Limited
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	15th Floor, Xingang Square
Entity Address, Address Line Two	Hubin North Road
Entity Address, Address Line Three	Siming District
Entity Address, City or Town	Xiamen City
Entity Address, Country	CN
Entity Address, Postal Zip Code	361013
Title of 12(b) Security	Class A Ordinary shares, par value $0.008 per share
Trading Symbol	LICN
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Firm ID	6907
Auditor Name	Enrome LLP
Auditor Location	Singapore
Amendment Flag	false
Document Fiscal Period Focus	FY
Class A Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	16,216,825
Class B Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	110,000
Business Contact [Member]
Document Information Line Items
Entity Address, Address Line One	15th Floor, Xingang Square
Entity Address, Address Line Two	Hubin North Road
Entity Address, Address Line Three	Siming District
Entity Address, City or Town	Xiamen City
Entity Address, Country	CN
Entity Address, Postal Zip Code	361013
Contact Personnel Name	Ya Li
City Area Code	+86
Local Phone Number	592-5586999
Contact Personnel Email Address	Ir@lichenzx.com